Components of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities: [Abstract]
Unrealized holding gains on available for sale securities, Before Tax Amount	$ 1,905	$ 3,058	$ (87)
Unrealized holding gains on available for sale securities, Tax Effects	(647)	(1,040)	29
Unrealized holding gains on available for sale securities, Net of Tax Amount	1,258	2,018	(58)
Reclassification adjustment for gains realized in net income, Before Tax Amount	(273)	(486)	(878)
Reclassification adjustment for gains realized in net income, Tax Effects	93	165	299
Reclassification adjustment for gains realized in net income, Net of Tax Amount	(180)	(321)	(579)
Credit portion of OTTI losses recognized in net income, Before Tax Amount	123	148	492
Credit portion of OTTI losses recognized in net income, Tax Effects	(42)	(50)	(167)
Credit portion of OTTI losses recognized in net income, Net of Tax Amount	81	98	325
Noncredit portion of OTTI gains (losses) on available for sale securities, Before Tax Amount	1,416	(1,730)	1,554
Noncredit portion of OTTI gains (losses) on available for sale securities, Tax Effects	(482)	588	(528)
Noncredit portion of OTTI gains (losses) on available for sale securities, Net of Tax Amount	934	(1,142)	(1,026)
Net unrealized holding gains on available for sale securities, Before Tax Amount	3,171	990	1,081
Net unrealized holding gains on available for sale securities, Tax Effects	(1,078)	(337)	(367)
Net unrealized holding gains (losses) on available for sale securities, Net of Tax Amount	2,093	653	714
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount	(8)	(333)	(129)
Change in fair value of effective cash flow hedgeing derivative, Tax Effects	3	113	44
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount	(5)	(220)	(85)
Other comprehensive income, Before Tax Amount	3,163	657	952
Other comprehensive income, Tax Effects	(1,075)	(224)	(323)
Other comprehensive income, Net of Tax Amount	$ 2,088	$ 433	$ 629